Power project acquisition and development costs (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of power project acquisition and development costs [Abstract]
Disclosure of power project acquisition and development costs [Table Text Block]
	Development Costs	Acquisition Costs	Total
December 31, 2023	$5,522,330	$1,653,250	$7,175,580
Additions	421,373	-	421,373
Translation adjustment	482,681	145,375	628,056
December 31, 2024	6,426,384	1,798,625	8,225,009
Additions	225,017	-	225,017
Translation adjustment	(306,527)	(85,375)	(391,902)
December 31, 2025	$6,344,874	$1,713,250	$8,058,124